CONVERTIBLE NOTES PAYABLE (Schedule of summarizes our convertible promissory notes issued) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Maturity Date	Jul. 08, 2017
Total principal outstanding	$ 160,000	$ 381,000
Less unamortized discount	(34,453)	(272,793)
Total of outstanding amount	$ 125,547	108,207
Tangiers Investment Group, LLC [Member] | 2016 Convertible Notes [Member]
Issue Date	Dec. 28, 2016
Holder	Tangiers Investment Group
Security	Unsecured
Maturity Date	Jul. 08, 2017
Interest Rate	10.00%
Base Conversion Rate	1.00 through maturity; 55% of lowest closing price thereafter
Total principal outstanding	$ 35,000
Tangiers Investment Group, LLC [Member] | 2015 Convertible Notes [Member]
Issue Date	Dec. 09, 2015
Holder	Tangiers Investment Group
Security	Secured
Maturity Date	Dec. 08, 2016
Interest Rate	10.00%
Base Conversion Rate	55% of three lowest closing bids
Total principal outstanding		220,000
JSJ Investments Inc. [Member] | 2016 Convertible Notes [Member]
Issue Date	Aug. 10, 2016
Holder	JSJ Investments
Security	Unsecured
Maturity Date	May 10, 2017
Interest Rate	12.00%
Base Conversion Rate	$0.20 during first 180 days; 45% of lowest closing price thereafter
Total principal outstanding	$ 125,000
JSJ Investments Inc. [Member] | 2015 Convertible Notes [Member]
Issue Date	Oct. 12, 2015
Holder	JSJ Investments
Security	Unsecured
Maturity Date	Jul. 08, 2016
Interest Rate	12.00%
Base Conversion Rate	55% of five lowest trades
Total principal outstanding		102,000
Vis Viers Group, Inc. [Member] | 2015 Convertible Notes [Member]
Issue Date	Oct. 06, 2015
Holder	Vis Vires Group
Security	Unsecured
Maturity Date	Jun. 30, 2016
Interest Rate	8.00%
Base Conversion Rate	58% of three lowest closing bids
Total principal outstanding		$ 59,000